FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) - Liquidity risk $ in Millions	Dec. 31, 2022 ARS ($)
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 675,836
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	89,584
Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	553,013
Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	31,736
Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,503
Due
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	5,412
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	5,412
January 2023 thru December 2023
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	237,837
January 2023 thru December 2023 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	83,852
January 2023 thru December 2023 | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	143,026
January 2023 thru December 2023 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	9,975
January 2023 thru December 2023 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	984
January 2024 thru December 2024
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	122,190
January 2024 thru December 2024 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	240
January 2024 thru December 2024 | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	115,436
January 2024 thru December 2024 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	6,341
January 2024 thru December 2024 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	173
January 2025 thru December 2025
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	136,210
January 2025 thru December 2025 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	66
January 2025 thru December 2025 | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	130,074
January 2025 thru December 2025 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	5,897
January 2025 thru December 2025 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	173
January 2026 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	174,187
January 2026 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	14
January 2026 and thereafter | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	164,477
January 2026 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	9,523
January 2026 and thereafter | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 173